Schedule of term deposits (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)
Term Deposits
Fixed deposits with banks		₨ 1,508,036	₨ 1,354,170
Total		1,508,036	1,354,170
Non-current	$ 341	32,032	44,770
Current	$ 15,731	1,476,004	1,309,400
Total		₨ 1,508,036	₨ 1,354,170